Retirement Benefit Plans - Summary of Amounts Recognised in Other Comprehensive Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [abstract]
Return on plan assets (excluding amounts included in net interest expense)	£ 352	£ 5,527	£ (454)
Actuarial (gains) arising from changes in demographic assumptions	(51)	(122)	(17)
Actuarial losses/(gains) arising from experience adjustments	91	481	(19)
Actuarial losses/(gains) arising from changes in financial assumptions	206	(5,164)	(774)
Pension remeasurement	£ 598	£ 722	£ (1,264)